INCOME TAX - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Transaction costs allocated to derivative warrant liabilities	0.00%	0.00%
Change in fair value of derivative warrant liabilities	(23.90%)	(24.30%)
Valuation allowance	3.20%	3.30%
Income tax provision	0.30%	0.00%